Certain Risks and Concentrations (Details) - Schedule of customers that individually comprised 10% or more of net revenue - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021	Dec. 31, 2020
Customer A [Member]
Concentration Risk [Line Items]
Net revenue	$ 437,679			[1]	$ 1,284,209			[1]	$ 1,438,514	$ 4,995,641
Net revenue percentage					45.00%			[1]
Customer B [Member]
Concentration Risk [Line Items]
Net revenue		[1]	210,337			[1]	$ 1,321,937		1,008,417	1,586,867
Net revenue percentage						[1]	30.00%
Customer C [Member]
Concentration Risk [Line Items]
Net revenue		[1]	170,019			[1]	$ 905,215		$ 730,829		[1]
Net revenue percentage						[1]	20.00%
Customer D [Member]
Concentration Risk [Line Items]
Net revenue		[1]	$ 172,765			[1]	$ 627,321
Net revenue percentage						[1]	14.00%
Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Net revenue percentage	55.00%			[1]					26.00%	54.00%
Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Net revenue percentage		[1]	13.00%						18.00%	17.00%
Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Net revenue percentage		[1]	10.00%						13.00%		[1]
Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Net revenue percentage		[1]	11.00%

[1]	Comprised less than 10% of net revenue for the respective period.